Net Assets - Narrative (Details)															3 Months Ended	12 Months Ended
	Sep. 01, 2024 USD ($) shares	Aug. 01, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jun. 01, 2024 USD ($) shares	May 01, 2024 USD ($) shares	Apr. 01, 2024 USD ($) item shares	Mar. 01, 2024 USD ($) shares	Feb. 01, 2024 USD ($) shares	Jan. 01, 2024 USD ($) shares	Dec. 01, 2023 USD ($) shares	Nov. 01, 2023 USD ($) shares	Jun. 30, 2023 $ / shares shares	Jun. 14, 2023 USD ($)	Apr. 27, 2023 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) item $ / shares shares	Aug. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares	May 31, 2024 $ / shares	Apr. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Feb. 29, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 30, 2023 $ / shares	Oct. 31, 2023 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2023 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)															26,133,510.522	69,008,371.263
Common shares, par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01
Maximum percentage of NAV of common stock outstanding intended to be repurchased																5
Early repurchase deduction percentage																98
Share repurchases (in shares)															0
Escrow Agreement
Subsidiary, Sale of Stock [Line Items]
Minimum number of investors | item						100										100
Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Maximum public offering amount on a continuous basis | $																$ 5,000,000,000.0
Common Class S
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares															$ 0.01	$ 0.01
Common Class S | Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share) | $ / shares																$ 25.10	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15
Common Class S | Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	456,977.977	246,907.329	463,881.516	392,250.097	228,279.932	814,973.864										2,603,270.715
Net Proceeds | $	$ 11,479,000	$ 6,193,000	$ 11,653,000	$ 9,880,000	$ 5,741,000	$ 20,513,000										$ 65,459,000
Common Class S | Public Offering | Escrow Agreement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)						814,973.864
Net Proceeds | $						$ 20,513,000
Common Class I
Subsidiary, Sale of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares															0.01	$ 0.01
Common Class I | Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Price per share sold (in dollars per share) | $ / shares															$ 25.00	$ 25.10	$ 25.12	$ 25.08	$ 25.12	$ 25.19	$ 25.15	$ 25.17	$ 25.06	$ 25.02	$ 25.07	$ 25.07	$ 25.00	$ 25.05	$ 25.00
Common Class I | Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	4,281,633.232	4,415,983.832	3,604,832.795	3,510,784.993	3,923,079.849	4,020,367.842	2,456,196.864	1,705,939.025	9,936,232.788	1,094,615.081	97,680.000					39,047,346.301
Net Proceeds | $	$ 107,554,000	$ 110,753,000	$ 90,553,000	$ 88,437,000	$ 98,666,000	$ 101,193,000	$ 61,552,000	$ 42,683,000	$ 249,101,000	$ 27,442,000	$ 2,442,000				$ 0	$ 980,376,000
Affiliated Entity | Common Class F | Private Stock Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)												26,010,927.600		2,000
Price per share sold (in dollars per share) | $ / shares												$ 25.00		$ 25.00
Net Proceeds | $													$ 650,300,000
Affiliated Entity | Common Class I | Private Stock Offering
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)												26,010,927.600